Benefit Plans And Obligations For Termination Indemnity (Components Of The Plans Net Periodic Pension Cost) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Defined Benefit Plan Disclosure [Line Items]
Document Fiscal Year Focus	2019
Service cost	$ 18,305	$ 8,391	$ 7,655
Interest cost	19,723	9,631	9,108
Expected return on Plans’ assets	(13,507)	(12,080)	(10,203)
Amortization of prior service cost	16	64	64
Amortization of net actuarial loss	4,809	5,884	6,161
Total net periodic benefit cost	29,346	11,890	12,785
Accumulated benefit obligation	781,749	628,017	$ 259,242
Retiree Medical Plan
Defined Benefit Plan Disclosure [Line Items]
Service cost	81	71
Interest cost	51	50
Amortization of net actuarial loss	(165)	(164)
Total net periodic benefit cost	$ (33)	$ (43)